Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of loss before tax

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
Loss before income tax expense
Loss from China operations	(1,635,230)	(3,863,527)	(1,215,341)	(176,209)
Gain/(Loss) from non-China operations	(13,944)	13,724	(308,125)	(44,674)
Total loss before income tax expense	(1,649,174)	(3,849,803)	(1,523,466)	(220,883)

Schedule of the differences between the statutory tax rate and the effective tax rate

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

PRC statutory income tax rate	25%	25%	25%
Permanent differences	(5)%	(9)%	(10)%
Changes of valuation allowance	(20)%	(16)%	(15)%
Effective tax rates	0%	0%	0%

Schedule of significant components of the Group's deferred tax assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Net operating loss carry forwards	2,169,041	2,381,589	345,298
Accrued expenses and others	38,457	58,508	8,483
Total deferred tax assets	2,207,498	2,440,097	353,781
Less: valuation allowance	(2,207,498)	(2,440,097)	(353,781)
Deferred tax assets, net	—	—	—

Schedule of movement of the valuation allowance

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
At beginning of the year	(1,263,732)	(1,597,607)	(2,207,498)	(320,057)
Changes of valuation allowance	(333,875)	(609,891)	(232,599)	(33,724)
At end of the year	(1,597,607)	(2,207,498)	(2,440,097)	(353,781)